Fair Value, Significant Unobservable Inputs Used in Fair Value Measurement (Details) - Level 3 [Member] - Discounted Cash Flow [Member] - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019
Valuation Technique and Input, Description [Abstract]
Fair Value		$ 222,642	$ 291,111
MSRs Conventional [Member]
Valuation Technique and Input, Description [Abstract]
Fair Value		203,742	263,357
Annual cost to service, per loan	[1]	$ 76	$ 73
MSRs Conventional [Member] | Minimum [Member]
Valuation Technique and Input, Description [Abstract]
Constant prepayment speed	[2]	7.00%	7.80%
Uncollected Payments	[2]	0.50%	0.40%
MSRs Conventional [Member] | Maximum [Member]
Valuation Technique and Input, Description [Abstract]
Constant prepayment speed	[2]	42.80%	21.10%
Uncollected Payments	[2]	1.30%	0.80%
MSRs Conventional [Member] | Weighted Average [Member]
Valuation Technique and Input, Description [Abstract]
Constant prepayment speed	[1]	17.10%	13.20%
Uncollected Payments	[1]	0.70%	0.70%
Discount rate	[1]	6.30%	7.30%
MSRs Government [Member]
Valuation Technique and Input, Description [Abstract]
Fair Value		$ 18,900	$ 27,754
Annual cost to service, per loan	[1]	$ 110	$ 112
MSRs Government [Member] | Minimum [Member]
Valuation Technique and Input, Description [Abstract]
Constant prepayment speed	[2]	6.80%	6.50%
Uncollected Payments	[2]	2.50%	2.20%
MSRs Government [Member] | Maximum [Member]
Valuation Technique and Input, Description [Abstract]
Constant prepayment speed	[2]	28.00%	19.50%
Uncollected Payments	[2]	37.10%	9.00%
MSRs Government [Member] | Weighted Average [Member]
Valuation Technique and Input, Description [Abstract]
Constant prepayment speed	[1]	17.30%	13.60%
Uncollected Payments	[1]	2.80%	2.80%
Discount rate	[1]	8.50%	9.40%

[1]	Weighted averages for unobservable inputs are calculated based on the unpaid principal balance of the portfolios.
[2]	Significant increases (decreases) in any of the inputs in isolation may result in significantly lower (higher) fair value measurements. A change in the assumption used for discount rates may be accompanied by a directionally similar change in the assumption used for the probability of uncollected payments and a directionally opposite change in the assumption used for prepayment rates.